Share-based payments - Equity share option 2017 (Equity settled) (Details) - Equity share option 2017 (Equity settled)	12 Months Ended
Dec. 31, 2019 Options € / shares shares
Share-based payments
Number of options granted | Options	805,308
Number of common shares per option granted | shares	1
Exercise price of share options	€ 0.12
Lock-up period	180 days
Weighted average remaining contractual life of outstanding share options	10 years
Weighted average fair value of options outstanding	€ 12.46